N-CSR

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

Such information is accumulated and communicated to the Registrant’s management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

The Registrant was unable to timely file its annual report, including the Registrant’s audited financial statements, within the applicable regulatory deadline. The Registrant’s investment adviser resigned during the fiscal year ended March 31, 2024 (the “Fiscal Year”). The Registrant’s administrator also resigned during the Fiscal Year, and each such change caused delays in the preparation of the Registrant’s financial statements. Additionally, the Registrant changed its third-party valuation agent during the Fiscal Year to avoid potential conflicts of interest related to the affiliation of the Registrant’s new investment adviser and its prior third-party valuation agent. Further, due to the complexity of the Registrant’s investments, management needed additional time to gather sufficient information for the Registrant’s independent public accounting firm relating to the valuation of the Registrant’s investments. The Registrant, in consideration of this matter along with the conclusions of the Registrant’s independent registered public accounting firm, has concluded that the Registrant’s disclosure controls and procedures were not effective due to a material weakness relating to the delay in filing of the Registrant’s Form N-CSR and N-CEN. A material weakness (as defined under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. The material weakness does not have an effect on the accuracy of the amounts and disclosures included in this annual report.

Management’s Remediation Plan:

The Registrant has policies and procedures in place that govern the timely filing of the Registrant’s annual reports. Management will continue to seek to meet applicable regulatory timelines for the Registrant’s filings however, it also seeks to ensure the integrity of the Registrant’s audit results. (b) As noted in sub-paragraph (a) above, the Registrant’s administrator resigned during the Fiscal Year and the Registrant engaged a new administrator. As a result, there were changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.